Loans - Loans Outstanding by Domicile and Industry of Borrower (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2021	Mar. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		¥ 87,351,406	¥ 88,747,895
Less: Unearned income and deferred loan fees—net		165,636	167,028
Total loans before allowance for credit losses on loans		87,185,770	88,580,867
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		57,205,364	58,648,266
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		10,569,793	11,010,644
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		10,664,028	10,492,162
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		6,002,667	6,406,710
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,432,264	5,357,287
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,912,609	3,885,807
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[1]	4,231,331	4,695,677
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		1,596,867	1,898,137
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	5,997,987	5,918,260
Domestic | Mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,039,138	8,193,398
Domestic | Other individual loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		758,680	790,184
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		30,146,042	30,099,629
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	10,561,219	10,448,778
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		192,055	177,385
Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	19,368,406	19,454,623
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		¥ 24,362	¥ 18,843

[1]	Banks and other financial institutions of domestic includes mainly banks, securities companies, insurance companies and credit card companies.
[2]	Other industries of domestic includes trade receivables and lease receivables of consolidated VIEs.
[3]	Banks and other financial institutions of foreign includes mainly banks and financial services companies.
[4]	Commercial and industrial of foreign includes ¥221,908 million and ¥221,144 million of lease receivables that are receivables arising from direct financing leasing at March 31, 2021 and September 30, 2021, respectively.